Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)		1 Months Ended			3 Months Ended
	May 26, 2020 $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jan. 31, 2021 shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares					2,485,555	2,485,555	2,209,864
Number of Share Options, Granted | shares		50,000	50,000	40,000			436,570
Number of Share Options, Forfeited | shares					(850,274)	(850,274)	(64,141)
Number of Share Options, Expired | shares							(1,435)
Number of options, Repriced - options before repricing | shares							(1,929,685)
Number of options, Repriced - options after repricing | shares							1,929,685
Number of share Options, Ending Balance | shares		1,635,281	1,635,281		1,635,281	1,635,281	2,580,858
Weighted Average Exercise Price, Beginning Balance | $ / shares					$ 18.70		$ 38.72
Weighted Average Exercise Price, Granted | $ / shares							14.06
Weighted Average Exercise Price, Forfeited | $ / shares					15.11		24.42
Weighted Average Exercise Price, Expired | $ / shares							2,433.20
Weighted Average Exercise Price, Repriced - options before repricing | $ / shares							35.14
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 15.21						15.21
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 20.56			$ 20.56		$ 18.67
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance | shares					305,000	305,000
Number of Share Options, Granted | shares					90,000	90,000
Number of share Options, Ending Balance | shares		395,000	395,000		395,000	395,000
Weighted Average Exercise Price, Beginning Balance | $ / shares						$ 4.70
Weighted Average Exercise Price, Granted | $ / shares						4.65
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 4.69			$ 4.69